Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	16 Months Ended	19 Months Ended	22 Months Ended	25 Months Ended	28 Months Ended	31 Months Ended	34 Months Ended	37 Months Ended	40 Months Ended	43 Months Ended
	Jan. 06, 2023	Jan. 31, 2023	Apr. 30, 2023	Jul. 31, 2023	Oct. 31, 2023	Jul. 31, 2026	Jan. 31, 2024	Apr. 30, 2024	Jul. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Oct. 31, 2025	Jan. 31, 2026	Apr. 30, 2026	Jul. 31, 2026
C000240297
Account Value [Line Items]
Line Graph and Table Measure Name						Hypatia Women CEO ETF
Accumulated Value	$ 10,000	$ 10,689	$ 9,761	$ 10,724	$ 9,256		$ 10,792	$ 10,848	$ 12,199	$ 12,235	$ 12,188	$ 10,681	$ 12,141	$ 12,954	$ 13,686	$ 14,469	$ 15,391
S&P SmallCap 600 Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,686	9,732	10,918	9,274		10,879	10,953	12,457	12,056	12,669	10,742	11,870	12,721	13,783	14,916	15,864
Hypatia Women CEO Index
Account Value [Line Items]
Line Graph and Table Measure Name						Hypatia Women CEO Index
Accumulated Value	$ 10,000	$ 10,929	$ 9,962	$ 10,988	$ 9,478		$ 11,137	$ 11,205	$ 12,500	$ 12,636	$ 12,850	$ 11,132	$ 12,653	$ 13,526	$ 14,323	$ 15,176	$ 16,184